Retirement Plans - Schedule of Changes in Benefit Obligations (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Settlements	$ (27.1)
Prepaid pension asset	368.0	$ 420.0	$ 368.0
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost		44.8	45.1	$ 51.4
Interest cost		204.6	197.8	310.3
Special termination benefits		0.0	(12.5)	(18.4)
Pension Plan [Member] | United States [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of fiscal year		3,941.9	4,231.7
Service cost		36.7	38.0
Interest cost		157.7	165.2
Amendments		9.3	3.5
Actuarial gain		(186.8)	(149.1)
Plan participant contributions		0.0	0.0
Special termination benefits		0.0	12.5
Benefits paid		(175.3)	(141.4)
Business combinations		0.0	0.0
Curtailments		0.0	0.0
Settlements		0.0	(229.3)
Foreign currency rate changes		0.0	0.0
Other adjustments		0.0	10.8
Business divestitures		0.0	0.0
Benefit obligation at end of fiscal year	3,941.9	3,783.5	3,941.9	4,231.7
Fair value of plan assets at beginning of fiscal year		4,107.9	4,301.5
Actual (loss) gain on plan assets		(24.9)	104.2
Employer contributions		13.5	15.3
Plan participant contributions		0.0	0.0
Benefits paid		(175.3)	(141.4)
Business combinations		0.0	0.0
Settlements		0.0	(229.3)
Business divestitures		0.0	0.0
Foreign currency rate changes		0.0	0.0
Other adjustments		0.0	57.6
Fair value of plan assets at end of fiscal year	4,107.9	3,921.2	4,107.9	4,301.5
Over (under) funded status	166.0	137.7	166.0
Prepaid pension asset	340.4	305.7	340.4
Other current liability	(9.3)	(10.1)	(9.3)
Accrued pension, postretirement and other long-term benefits	(165.1)	(157.9)	(165.1)
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of fiscal year		1,502.2	925.2
Service cost		8.0	7.1
Interest cost		46.9	32.6
Amendments		0.0	0.0
Actuarial gain		(90.3)	(57.6)
Plan participant contributions		2.5	1.7
Special termination benefits		0.0	0.0
Benefits paid		(82.8)	(65.1)
Business combinations		3.5	621.0
Curtailments		(0.7)	0.0
Settlements		(5.5)	(0.4)
Foreign currency rate changes		(43.6)	65.1
Other adjustments		0.0	0.0
Business divestitures		0.0	(27.4)
Benefit obligation at end of fiscal year	1,502.2	1,340.2	1,502.2	925.2
Fair value of plan assets at beginning of fiscal year		1,414.7	774.1
Actual (loss) gain on plan assets		39.9	2.4
Employer contributions		24.2	19.2
Plan participant contributions		2.5	1.7
Benefits paid		(82.8)	(65.1)
Business combinations		0.7	622.1
Settlements		(5.5)	(0.4)
Business divestitures		0.0	(0.7)
Foreign currency rate changes		(43.5)	61.4
Other adjustments		0.0	0.0
Fair value of plan assets at end of fiscal year	1,414.7	1,350.2	1,414.7	774.1
Over (under) funded status	(87.5)	10.0	(87.5)
Prepaid pension asset	27.6	114.3	27.6
Other current liability	(0.8)	(0.9)	(0.8)
Accrued pension, postretirement and other long-term benefits	(114.3)	(103.4)	(114.3)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost		1.5	0.9	2.3
Interest cost		7.9	7.4	8.1
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of fiscal year		98.1	90.7
Service cost		0.7	0.1
Interest cost		3.9	3.3
Amendments		(1.4)	(3.4)
Actuarial gain		(2.5)	14.1
Benefits paid		(7.8)	(8.0)
Business combinations		0.0	1.3
Curtailments		0.0	0.0
Foreign currency rate changes		0.0	0.0
Business divestitures		0.0	0.0
Benefit obligation at end of fiscal year	98.1	91.0	98.1	90.7
Fair value of plan assets at beginning of fiscal year		0.0	0.0
Employer contributions		7.8	8.0
Plan participant contributions		0.0	0.0
Benefits paid		(7.8)	(8.0)
Fair value of plan assets at end of fiscal year	0.0	0.0	0.0	0.0
Over (under) funded status	(98.1)	(91.0)	(98.1)
Other current liability	(9.8)	(8.8)	(9.8)
Accrued pension, postretirement and other long-term benefits	(88.3)	(82.2)	(88.3)
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of fiscal year		68.1	62.6
Service cost		0.8	0.8
Interest cost		4.0	4.1
Amendments		0.0	(1.0)
Actuarial gain		(5.2)	0.4
Benefits paid		(2.6)	(2.7)
Business combinations		0.0	2.0
Curtailments		(2.1)	(0.3)
Foreign currency rate changes		(7.5)	2.6
Business divestitures		0.0	(0.4)
Benefit obligation at end of fiscal year	68.1	55.5	68.1	62.6
Fair value of plan assets at beginning of fiscal year		0.0	0.0
Employer contributions		2.6	2.7
Plan participant contributions		0.0	0.0
Benefits paid		(2.6)	(2.7)
Fair value of plan assets at end of fiscal year	0.0	0.0	0.0	$ 0.0
Over (under) funded status	(68.1)	(55.5)	(68.1)
Other current liability	(3.0)	(2.9)	(3.0)
Accrued pension, postretirement and other long-term benefits	$ (65.1)	$ (52.6)	$ (65.1)